Non-current assets held for sale	12 Months Ended
Dec. 31, 2022
Non-current assets held for sale
Non-current assets held for sale

13. Non-current assets held for sale

a)   Breakdown

The breakdown by type of non-current assets held for sale is as follows:

	2021	2022

Foreclosed assets	773	1,429
Investment held for sale	—	1,586
	773	3,015

b)   Foreclosed assets

In 2020, 2021 and 2022, the Bank recognized from the sale of foreclosed assets a gain of 9 million pesos, a gain of 20 million pesos and a loss of 70 million pesos, respectively, under Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net) in the consolidated income statement.

For the year ended December 31, 2020 and 2021 the Bank recognized an impairment loss of 119 million pesos and 27 million pesos respectively, under Impairment losses on other assets (net) in the consolidated income statement.

During 2022, the Bank has not recognized any impairment loss in the consolidated income statement

The changes in foreclosed assets in the consolidated balance sheet were as follows:

Foreclosed Assets

Balances at January 1, 2021	551
Additions	559
Disposals	(310)
Impairment losses	(27)
Balances at December 31, 2021	773
Additions	812
Disposals	(156)
Impairment losses	—
Balances at December 31, 2022	1,429

c)   Investment held for sale

After Santander Merchant Platform Solutions México, S.A. de C.V. (SMPS México) was authorized to operate as a Participant in Disposal Networks (Participante en Redes de Medios de Disposición) in its capacity as Acquirer, Banco Santander México entered into an agreement with PagoNxt Merchant Solutions, S.L. and PagoNxt, S.L. on August 29, 2022 to sell the Bank´s 49% of participation in SMPS México represented by 1,139,735,235 common shares, at a sale price of 1,948 million pesos. This transaction is part of the global strategy of Banco Santander (Spain) to consolidate the acquiring business.

This transaction will take effect once all the necessary regulatory approvals have been obtained, the Bank expects to obtain them during fiscal year 2023.

The amount presented in the consolidated balance sheets represents the net book value of the 49% of participation in SPMS Mexico.